Income tax (Details 5) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Net operating tax loss carry forwards
Operating tax loss carry forwards	62,994
PRC
Net operating tax loss carry forwards
Maximum period for claw back underpaid tax plus penalties and interest by tax authorities	5 years
2014
Net operating tax loss carry forwards
Operating tax loss carry forwards	3,184
2016
Net operating tax loss carry forwards
Operating tax loss carry forwards	3,405
2017
Net operating tax loss carry forwards
Operating tax loss carry forwards	3,034
2018
Net operating tax loss carry forwards
Operating tax loss carry forwards	53,371